ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 34.6%
	CHEMICALS - 2.8%
8,900	Mosaic Company (The)	$ 349,681
4,600	Nutrien Ltd.	345,920
		695,601
	ENGINEERING & CONSTRUCTION - 2.9%
1,300	TopBuild Corporation(a)	358,683
8,600	WillScot Mobile Mini Holdings Corporation(a)	351,224
		709,907
	HOME CONSTRUCTION - 9.1%
3,100	Lennar Corporation, Class A	360,096
200	NVR, Inc.(a)	1,181,774
9,900	Toll Brothers, Inc.	716,661
		2,258,531
	MEDICAL EQUIPMENT & DEVICES - 5.7%
4,000	Alcon, Inc.	348,480
4,600	Tandem Diabetes Care, Inc.(a)	692,392
800	West Pharmaceutical Services, Inc.	375,208
		1,416,080
	RESIDENTIAL REIT - 2.9%
8,000	Invitation Homes, Inc.	362,720
1,700	Sun Communities, Inc.	356,949
		719,669
	SEMICONDUCTORS - 5.5%
4,000	Marvell Technology, Inc.	349,960
1,500	NXP Semiconductors N.V.	341,670
5,200	ON Semiconductor Corporation(a)	353,184
1,700	Silicon Laboratories, Inc.(a)	350,914
		1,395,728
	SOFTWARE - 2.8%
1,000	Fortinet, Inc.(a)	359,400
6,300	Tenable Holdings, Inc.(a)	346,941
		706,341
	TECHNOLOGY HARDWARE - 2.9%
30,100	Harmonic, Inc.(a)	353,976

ISSACHAR FUND
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2021

Shares		Fair Value
	COMMON STOCKS — 34.6% (Continued)
	TECHNOLOGY HARDWARE - 2.9% (Continued)
15,400	Knowles Corporation(a)	$ 359,590
		713,566

	TOTAL COMMON STOCKS (Cost $8,546,521)	8,615,423

	SHORT-TERM INVESTMENTS — 65.5%
	MONEY MARKET FUNDS - 65.5%
16,307,851	Fidelity Government Portfolio, CLASS I, 0.01% (Cost $16,307,851)(b)	16,307,851

	TOTAL INVESTMENTS - 100.1% (Cost $24,854,372)	$ 24,923,274
	LIABILITIES IN EXCESS OF OTHER ASSETS - (0.1)%	(33,483)
	NET ASSETS - 100.0%	$ 24,889,791

LTD	- Limited Company
NV	- Naamioze Vennootschap
REIT	- Real Estate Investment Trust

(a)	Non-income producing security.
(b)	Rate disclosed is the seven day effective yield as of December 31, 2021.